Investment in Associates and Joint Venture - Associate (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2020 USD ($) m³	Dec. 31, 2019 USD ($)	Feb. 09, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Rollforward of investment in associate
Share of profit of associates				$ 2,192	$ 1,627	$ 1,800
Associates
Rollforward of investment in associate
Beginning balance				21,620	20,713
Additions				472	158
Share of profit of associates				2,192	1,627	1,800
Dividend declared				(2,525)	(878)	(2,023)
Ending balance	$ 21,759	$ 21,620		21,759	21,620	$ 20,713
Egypt LNG Shipping Ltd / Associate
Interest in Associate
Equity interest in associate (as a percent)	25.00%	25.00%
Cargo capacity (in cbm) | m³	145,000
Gastrade / Associate
Interest in Associate
Equity interest in associate (as a percent)	20.00%	20.00%	20.00%
Rollforward of investment in associate
Additions				$ 472	$ 158